Other Accrued Liabilities - Schedule of Other Accrued Liabilities (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Payables and Accruals [Abstract]
Accrued expenses	$ 2,761,586	$ 2,568,678
Other tax payable	1,136,293	832,050
Land use right payable - operating lease	1,041,140	1,119,005
Other payables for procuring materials for customers		40,278
Rental deposits received	639,512	240,247
Other payables for procuring equipment and consumables	175,533	397,441
Other payable	530,018	523,058
Other accrued liabilities	$ 6,284,082	$ 5,720,757